Transactions and balances with related parties - Narrative (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Related party [Abstract]
Share-based compensation arrangement, performance bonus, premium, percentage	20.00%
Transactions and balances with associates transaction income	$ 42,923
Transactions and balances with associates transaction expense	144,531
Transactions and balances with associates, accounts receivable	25,995
Transactions and balances with associates, accounts payable	$ 33,353